Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	42
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$539,032.63

Principal:
Principal Collections	$9,208,478.97
Prepayments in Full	$3,406,374.84
Liquidation Proceeds	$86,171.14
Recoveries	$110,912.14
Sub Total	$12,811,937.09
Collections	$13,350,969.72

Purchase Amounts:
Purchase Amounts Related to Principal	$248,801.57
Purchase Amounts Related to Interest	$1,474.37
Sub Total	$250,275.94

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,601,245.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	42
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$13,601,245.66
Servicing Fee	$142,348.32	$142,348.32	$0.00	$0.00	$13,458,897.34
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,458,897.34
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$13,458,897.34
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$13,458,897.34
Interest - Class A-4 Notes	$64,109.65	$64,109.65	$0.00	$0.00	$13,394,787.69
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,394,787.69
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$13,326,905.02
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,326,905.02
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$13,275,603.77
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,275,603.77
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$13,213,779.19
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,213,779.19
Regular Principal Payment	$12,582,645.76	$12,582,645.76	$0.00	$0.00	$631,133.43
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$631,133.43
Residual Released to Depositor	$0.00	$631,133.43	$0.00	$0.00	$0.00
Total		$13,601,245.66

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$12,582,645.76
Total					$12,582,645.76
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$12,582,645.76	$122.83	$64,109.65	$0.63	$12,646,755.41	$123.46
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$12,582,645.76	$7.81	$245,118.15	$0.15	$12,827,763.91	$7.96

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	42

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$54,177,172.35	0.5288674	$41,594,526.59	0.4060379
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$164,677,172.35	0.1022687	$152,094,526.59	0.0944546

Pool Information
Weighted Average APR	3.809%	3.833%
Weighted Average Remaining Term	21.88	21.18
Number of Receivables Outstanding	20,275	19,434
Pool Balance	$170,817,985.39	$157,652,471.12
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$164,677,172.35	$152,094,526.59
Pool Factor	0.1036406	0.0956526

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$8,240,883.66
Yield Supplement Overcollateralization Amount	$5,557,944.53
Targeted Overcollateralization Amount	$5,557,944.53
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$5,557,944.53

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	42
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		90	$215,687.75
(Recoveries)		122	$110,912.14
Net Loss for Current Collection Period			$104,775.61
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7361%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.2024%
Second Prior Collection Period			0.4932%
Prior Collection Period			1.2695%
Current Collection Period			0.7656%
Four Month Average (Current and Prior Three Collection Periods)			0.9327%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		6,403	$12,355,998.43
(Cumulative Recoveries)			$2,344,285.88
Cumulative Net Loss for All Collections Periods			$10,011,712.55
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6074%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,929.72
Average Net Loss for Receivables that have experienced a Realized Loss			$1,563.60

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.72%	366	$4,289,542.80
61-90 Days Delinquent	0.26%	30	$408,726.43
91-120 Days Delinquent	0.04%	5	$59,625.55
Over 120 Days Delinquent	0.47%	53	$739,945.53
Total Delinquent Receivables	3.49%	454	$5,497,840.31

Repossession Inventory:
Repossessed in the Current Collection Period		9	$127,120.35
Total Repossessed Inventory		23	$339,274.98

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4867%
Prior Collection Period			0.4834%
Current Collection Period			0.4528%
Three Month Average			0.4743%

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	42

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer